Summary of Significant Accounting Policies - Effect of Adoption, Balance Sheet (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Deferred acquisition costs	$ 12,918,000,000	$ 12,918,000,000	$ 13,519,000,000	$ 13,519,000,000	$ 14,036,000,000	$ 13,897,000,000	$ 12,334,000,000
Reinsurance recoverable on market risk benefits	29,076,000,000	29,076,000,000	32,877,000,000	32,877,000,000	35,156,000,000
Reinsurance recoverable on market risk benefits, at fair value	221,000,000	221,000,000	383,000,000	383,000,000	472,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	1,664,000,000	1,664,000,000	690,000,000
Deferred income taxes, net	248,000,000	248,000,000	1,671,000,000	1,671,000,000	1,860,000,000
Other assets	731,000,000	731,000,000	656,000,000	656,000,000	862,000,000
Total assets	311,022,000,000	311,022,000,000	373,914,000,000	373,914,000,000	353,510,000,000
Liabilities
Reserves for future policy benefits and claims payable	12,300,000,000	12,300,000,000	15,177,000,000	15,177,000,000	16,774,000,000
Other contract holder funds	57,980,000,000	57,980,000,000	58,489,000,000	58,489,000,000	63,342,000,000
Market risk benefit - liabilities	5,662,000,000	5,662,000,000	8,033,000,000	8,033,000,000	10,690,000,000
Other liabilities	1,667,000,000	1,667,000,000	1,945,000,000	1,945,000,000
Total liabilities	300,741,000,000	300,741,000,000	364,634,000,000	364,634,000,000	347,018,000,000
Equity
Accumulated other comprehensive income (loss)	(3,200,000,000)	(3,200,000,000)	1,504,000,000	1,504,000,000	3,569,000,000
Retained earnings	8,103,000,000	8,103,000,000	1,798,000,000	1,798,000,000	(1,683,000,000)
Total equity	10,281,000,000		9,280,000,000		6,492,000,000
Total liabilities and equity	311,022,000,000	$ 311,022,000,000	373,914,000,000	373,914,000,000	353,510,000,000
As Previously Reported
Assets
Deferred acquisition costs	13,407,000,000		14,246,000,000	14,246,000,000	13,896,000,000
Reinsurance recoverable on market risk benefits	29,670,000,000		33,169,000,000	33,169,000,000	35,311,000,000
Reinsurance recoverable on market risk benefits, at fair value	0		0	0	0	$ 408,000,000
Market risk benefit - (assets)	0		0	0	0
Deferred income taxes, net	315,000,000		909,000,000	909,000,000	1,036,000,000
Other assets	734,000,000		652,000,000	577,000,000	861,000,000
Total assets	307,089,000,000		372,120,000,000	372,045,000,000	351,538,000,000
Liabilities
Reserves for future policy benefits and claims payable	14,255,000,000		18,654,000,000	17,617,000,000	22,490,000,000
Other contract holder funds	57,986,000,000		58,494,000,000	59,456,000,000	63,349,000,000
Market risk benefit - liabilities	0		0	0	0
Other liabilities	1,668,000,000		1,946,000,000	1,946,000,000
Total liabilities	297,041,000,000		360,084,000,000	360,009,000,000	342,051,000,000
Equity
Accumulated other comprehensive income (loss)	(5,311,000,000)		1,890,000,000	1,890,000,000	3,960,000,000
Retained earnings	9,981,000,000		4,168,000,000	4,168,000,000	921,000,000
Total equity	10,048,000,000		12,036,000,000	12,036,000,000	9,487,000,000
Total liabilities and equity	307,089,000,000		372,120,000,000	372,045,000,000	351,538,000,000
Effect of Changes
Assets
Deferred acquisition costs	(489,000,000)		(727,000,000)	(727,000,000)	140,000,000
Reinsurance recoverable on market risk benefits	(594,000,000)		(292,000,000)	(292,000,000)	(155,000,000)
Reinsurance recoverable on market risk benefits, at fair value	221,000,000		383,000,000	383,000,000	472,000,000
Market risk benefit - (assets)	4,865,000,000		1,664,000,000	1,664,000,000	690,000,000
Deferred income taxes, net	(67,000,000)		762,000,000	762,000,000	824,000,000
Other assets	(3,000,000)		4,000,000	4,000,000	1,000,000
Total assets	3,933,000,000		1,794,000,000	1,794,000,000	1,972,000,000
Liabilities
Reserves for future policy benefits and claims payable	(1,955,000,000)		(3,477,000,000)	(3,477,000,000)	(5,716,000,000)
Other contract holder funds	(6,000,000)		(5,000,000)	(5,000,000)	(7,000,000)
Market risk benefit - liabilities	5,662,000,000		8,033,000,000	8,033,000,000	10,690,000,000
Other liabilities	(1,000,000)		(1,000,000)	(1,000,000)
Total liabilities	3,700,000,000		4,550,000,000	4,550,000,000	4,967,000,000
Equity
Accumulated other comprehensive income (loss)	2,111,000,000		(386,000,000)	(386,000,000)	(391,000,000)
Retained earnings	(1,878,000,000)		(2,370,000,000)	(2,370,000,000)	(2,604,000,000)
Total equity	233,000,000		(2,756,000,000)	(2,756,000,000)	(2,995,000,000)
Total liabilities and equity	$ 3,933,000,000		$ 1,794,000,000	$ 1,794,000,000	$ 1,972,000,000